REGULATORY CHARTER CONVERSION	12 Months Ended
Sep. 30, 2015
REGULATORY CHARTER CONVERSION
REGULATORY CHARTER CONVERSION

24.REGULATORY CHARTER CONVERSION

On July 15, 2015, Pulaski Bank converted its regulatory charter from a federal savings bank to a national bank.  In conjunction with this conversion, Pulaski Financial Corp. converted its regulatory charter from a savings and loan holding company to a bank holding company.  The Company believes the national bank charter is a better platform for its operations and will allow it to continue to grow its commercial business alongside its traditional retail business.  The conversion to a national bank charter had no effect on Pulaski Bank’s customers. Depositors continue to be insured by the FDIC to the fullest extent permitted by law. Following the charter conversion, Pulaski Bank continued to be regulated by the Office of the Comptroller of the Currency and the Company continued to be regulated by the Federal Reserve Board.